Vanguard International Growth Fund Investment Strategy - Retail Prospectus [Member] - Vanguard International Growth Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in stocks of companies located outside the United States. The Fund is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Fund’s advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Fund has multiple investment advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.